SEC File Nos. 811-8576
               33-80630

                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                  FORM N-1A
                           Registration Statement
                                  Under
                         the Securities Act of 1933
                       Post-Effective Amendment No. 6
                                   and
                          Registration Statement
                                 Under
                       The Investment Company Act of 1940
                          Amendment No. 8

                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
               (Exact Name of Registrant as specified in charter)
                          333 South Hope Street
                       Los Angeles, California 90071
                  (Address of principal executive offices)

              Registrant's telephone number, including area code:
                            (213) 486-9200


                      JULIE F. WILLIAMS, Secretary
               AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                        333 South Hope Street
                    Los Angeles, California 90071
              (name and address of agent for service)


                             Copies to:
                     ROBERT E. CARLSON, ESQ.
               PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        555 S. Flower Street
                     Los Angeles, CA 90071-2371
                    (Counsel for the Registrant)

                Approximate date of proposed public offering:
It is proposed that this filing will become effective on October 1, 1998, pursuant to paragraph (a) of rule 485.



              AMERICAN HIGH-INCOME MUNICIPAL TAX FUND, INC.
                         CROSS REFERENCE SHEET

  ITEM NUMBER OF                                      CAPTIONS IN PROSPECTUS (PART "A")
PART "A" OF FORM N-1A



1.      Front and Back Cover Pages                    Front and Back Cover Pages

2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance

3.      Risk/Return Summary:  Fee Table               Risk/Return Summary

4.      Investment Objectives, Principal              Investment Objective, Strategies and Risks
        Strategies, and Related Risks

5.      Management's Discussion of Fund               N/A
        Performance

6.      Management, Organization, and Capital         Management and Organization
        Structure

7.      Shareholder Information                       Shareholder Information

8.      Distribution Arrangements                     Distribution Arrangements

9.      Financial Highlights Information              Financial Highlights



  ITEM NUMBER OF                                      CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION (PART "B")



10.     Cover Page and Table of Contents              Cover Page and Table of Contents

11.     Fund History                                  Fund Organization and Voting Rights

12.     Description of the Fund and its               Fund Organization and Voting Rights;
        Investments and Risks                         Investment Restrictions; Description of
                                                      Securities and Investment Techniques

13.     Management of the Fund                        Management; Fund Officers and Directors

14.     Control Persons and Principal Holders         N/A
        of Securities

15.     Investment Advisory and Other Services        Management; General Information; Fund Officers
                                                      and Directors

16.     Brokerage Allocation and Other                Management; Execution of Portfolio
        Practices                                     Transactions

17.     Capital Stock and Other Securities            None

18.     Purchase, Redemption and Pricing of           Purchase of Shares; Selling Shares;
        Shares                                        Shareholder Account Services and Privileges;
                                                      General Information

19.     Taxation of Fund                              Dividends and Distributions

20.     Underwriters                                  Management

21.     Calculation of Performance Data               Investment Results

22.     Financial Statements                          Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under Common Control with Registrant

25.     Indemnification

26.     Business and Other Connections of Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                            American High-Income
                            Municipal Bond Fund(r)


                                  PROSPECTUS
                                OCTOBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT CONSIDERED THE MERITS OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                    AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
                            333 South Hope Street
                       Los Angeles, California 90071

TICKER SYMBOL:  AMHIX
NEWSPAPER ABBREV.:  HilnMuni
FUND NO.:  40


TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Distribution Arrangements
Financial Highlights
Appendix

RISK/RETURN SUMMARY

The fund seeks to provide you with high current income that is exempt from regular federal income tax by investing in municipal bonds, including lower quality bonds. The fund emphasizes undervalued but fundamentally sound investments in municipal obligations supporting roads, schools, hospitals, airports and other public needs.

The fund is suited for investors seeking a high level of current income exempt from federal taxes who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

The value of your investment may decline in response to certain events including those directly involving issuers of securities held in the fund's portfolio, adverse economic conditions affecting the general economy, or overall market declines. In addition, the value of higher rated bonds in the fund's portfolio generally will decline when interest rates rise. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The fund calculates its results in the following ways:

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD generally reflects the income return on the fund's investments based on the current portfolio as calculated by a formula mandated by the Securities and Exchange Commission. Yield is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period. A yield calculated using this formula may be different than the income actually paid to shareholders.

- DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by annualizing the current month's dividend and dividing by the average price for the month.

The following information illustrates how the fund's results fluctuate:

For periods ended December 31, 1997:

Average Annual       The fund at     The fund at        Lehman        Lipper
Total Return         net asset       maximum sales      Index/3/      Average/4/
                     value/1/        charge/1,2/

One Year             xx.xx%          xx.xx%             xx.xx%        xx.xx%
Five Years           xx.xx%          xx.xx%             xx.xx%        xx.xx%
Lifetime/5/          xx.xx%          xx.xx%             xx.xx%/5/     xx.xx%


SEC Yield/1,2/: x.xx%

Distribution Rate/2/:  x.xx%

(For current yield and distribution rate information, please call
1-800-421-9900)

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ INCLUDES THE MAXIMUM SALES CHARGE.

/3/ LEHMAN BROTHERS BOND INDEX REPRESENTS THE LONG-TERM INVESTMENT GRADE MUNICIPAL BOND MARKET. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ THE LIPPER HIGH YIELD MUNICIPAL DEBT AVERAGE IS COMPRISED OF FUNDS THAT INVEST AT LEAST 50% OF THEIR ASSETS IN LOWER RATED MUNICIPAL DEBT ISSUES.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON SEPTEMBER 26, 1994.

Here are the fund's results calculated without a sales charge on a calendar year basis. (If a sales charge were included, results would be lower.)

1994     -0.09
1995     19.05
1996      6.45

The fund's year-to-date return for the period ending June 30, 1998 was     %.

The fund's highest/lowest quarterly results during this time period were:

- Highest  xxxx  (quarter ended xx)
- Lowest   xxxx  (quarter ended xx)

Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases
 (as a percentage of offering price)      4.75%

Sales charges are reduced or eliminated for larger purchases. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
THE FUND ASSETS)

Management Fees                                                   xx.xx%
Service (12b-1) Fees                                              xx.xx%*
Other Expenses                                                    xx.xx%
  ____________________                               xx.xx%
  ____________________                               xx.xx%
  ____________________                               xx.xx%
Total Annual Fund Operating Expenses                              xx.xx%


*12B-1 EXPENSES MAY NOT EXCEED 0.30% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY. EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide investors with a high level of current income exempt from regular federal income taxes by investing in municipal bonds, including lower quality bonds. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Normally, the fund invests substantially in lower quality debt securities (rated Baa or BBB or below). In addition, the fund may purchase securities that would subject you to federal alternative minimum taxes. The fund may temporarily invest in taxable debt securities in response to unfavorable market conditions (which would prevent the fund from achieving its investment objective).

Your investment may be adversely affected by market conditions and other factors. For example, credit rating downgrades and rising interest rates may cause the value of the fund's investments to decline. The fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to similar economic, political or regulatory occurrences. As a result, as the similarity of issuers increases the potential for fluctuation in the fund's share price may also increase. In addition, the value of lower quality municipal bonds may decline more than higher quality bonds in response to unfavorable developments. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek values at reasonable prices.

The following chart illustrates the quality ratings of the various bonds held in the portfolio as of the end of the fund's fiscal year. See the Appendix for a description of quality ratings.

[PIE CHART]

FIVE LARGEST PROJECT TYPES                            Percent of Net Assets



Because the fund is actively managed, its holdings will change from time to time.

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investment. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for American High-Income Municipal Bond Fund are listed on the following page.

=======================================================================================
                                                             YEARS OF EXPERIENCE AS
                                                            INVESTMENT PROFESSIONAL
                                                                 (APPROXIMATE)
                                                           ..........................
 PORTFOLIO
 COUNSELORS                        YEARS OF EXPERIENCE      WITH CAPITAL
FOR AMERICAN                    AS PORTFOLIO COUNSELOR FOR  RESEARCH AND
HIGH-INCOME                        AMERICAN HIGH-INCOME      MANAGEMENT
 MUNICIPAL                         MUNICIPAL BOND FUND       COMPANY OR
 BOND FUND    PRIMARY TITLE(S)        (APPROXIMATE)        ITS AFFILIATES TOTAL YEARS
---------------------------------------------------------------------------------------
NEIL L.       Senior Vice       3 years (since             19 years       19 years
LANGBERG      President of      the fund began
              the fund. Vice    operations)
              President--
              Investment
              Management
              Group, Capital
              Research and
              Management
              Company
---------------------------------------------------------------------------------------
MARK R.       Vice President    3 years (since              3 years       12 years
MACDONALD     of the fund.      the fund began
              Vice              operations)
              President--
              Investment
              Management
              Group, Capital
              Research and
              Management
              Company
---------------------------------------------------------------------------------------
DAVID A.      Vice President,   1 year                      6 years        9 years
HOAG          Capital
              Research
              Company*
========================================================================================

The fund began operations on September 26, 1994
* A wholly owned subsidiary of Capital Research and Management Company

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS


                  CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                          (8 A.M. TO 8 P.M. ET);
                              800/421-0180


               [REGIONAL MAP OF THE UNITED STATES APPEARS HERE]

Western Service Center
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax:  714/671-7080

Western Central Service Center
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax:  210/530-4050

Eastern Central Service Center
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax:  317/735-6620

Eastern Service Center
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax:  804/670-4773

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS.
Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases.

See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account       $1,000
To add to an account        $    50

SHARE PRICE

The fund determines its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                         Sales Charge as a
                                         Percentage of

Investment                               Offering     Net          Dealer
                                         Price        Amount       Concession
                                                      Invested     as % of
                                                                   Offering
                                                                   Price

Less than $25,000                        4.75%        4.99%        4.00%

$25,000 but less than $50,000            4.50%        4.71%        3.75%

$50,000 but less than $100,000           4.00%        4.17%        3.25%

$100,000 but less than $250,000          3.50%        3.63%        2.75%

$250,000 but less than $500,000          2.50%        2.56%        2.00%
$500,000 but less than $1 million        2.00%        2.04%        1.60%

$1 million or more and certain           see below    see below    see below
other investments described below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's name must be sold through the dealer

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
--Over $50,000;
--Made payable to someone other than the registered shareholder(s); or --Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder(s)
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from its net investment income daily and distributes accrued dividends to you each month. Capital gains, if any, are usually distributed in November or December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Interest on municipal bonds is generally not included in gross income for federal income tax purposes. The fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund. Dividends derived from taxable interest income, distributions of capital gains and dividends on gains from the disposition of certain market discount bonds will not be exempt from federal, state or local income tax.

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Price Waterhouse LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.



                                      1998       1997        1996        1995/1/

Net Asset Value, Beginning of                    $15.23      $15.14      $14.29
Period
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                            .87         .88         .76
Net Gains or Losses on                           .80         .37         .85
Securities (both realized and
unrealized)
Total From Investment                            1.67        1.25        1.61
Operations
LESS DISTRIBUTIONS:
Dividends (from net investment                   (.86)       (.88)       (.76)
income)
Distributions (from capital                      (.14)       (.28)       -
gains)
Returns of Capital                               xx.xx       xx.xx       xx.xx
Total Distributions                              (1.00)      (1.16)      (.76)
Net Asset Value, End of Period                   $15.90      $15.23      $15.14
TOTAL RETURN/2/                                  11.36%      8.48%       11.62%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period                        $316        $217        $157
Ratio of Expenses to Average
Net Assets Before Fee Waiver                     .87%        .88%        .94%
Ratio of Expenses to Average
Net Assets After Fee Waiver                      .87%        .86%        .62%/3/
Ratio of Net Income to Average
Net Assets                                       5.51%       5.74%       5.66%/3/
Portfolio Turnover Rate                          15.31%      35.22%      46.42%/3/



/1/ The period ended July 31, 1995 represents the initial period of operations from September 26, 1994 to July 31, 1995.

/2/ Excludes maximum sales charge of 4.75%.

/3/ Based on operations for the period shown and, accordingly, are not representatives of a full year's operations.

APPENDIX

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"Aaa - Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such shares."

"Aa - High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A - Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa - Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"Ba - Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B - Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small"

"Caa - Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca - Speculative in a high degree; often in default of having other marked shortcomings."

"C - Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

Standard & Poor's rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA - Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA - High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB - Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C - Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 - Reserved for income bonds on which interest is being paid."

"D - In default and payment of interest and/or repayment of principal is in arrears."

For Shareholder     For Retirement Plan Services       For Dealer Services
Services            Call your employer or plan         American Funds
American Funds      administrator                      Distributors
Service Company                                        800/421-9900 ext.11
800/421/0180


                            For 24-hour Information

American FundsLine(r)          American Funds
800/352-3590                   Internet Web site
                               http://www.americanfunds.com


Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

Multiple Translations

This prospectus may be translated into other languages. If there are any inconsistencies or ambiguities, the English text will prevail.

OTHER FUND INFORMATION

Annual/Semi-Annual Report to Shareholders
Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

Statement of Additional Information (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

Code of Ethics

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds or        Write to the Secretary of the fund
Service Company               333 South Hope Street
800/421-0180 ext.1            Los Angeles, California  90071

Investment Company File No. 811-8576






                AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                                   Part B

                         Statement of Additional Information
                                October 1, 1998

    This document is not a prospectus but should be read in conjunction with the current prospectus dated October 1, 1998 of American High-Income Municipal Bond Fund, Inc. (the "fund"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                American High-Income Municipal Bond Fund, Inc.
                               Attention:  Secretary
                               333 South Hope Street
                               Los Angeles, CA  90071
                                 (213) 486-9200


                               Table of Contents


ITEM                                                              Page No.

Certain Investment Limitations                                    2

Description of Securities and Investment Techniques               3

Investment Restrictions                                           7

Fund Organization and Voting Rights                               9

Fund Officers and Directors                                       11

Management                                                        14

Dividends and Distributions                                       17

Additional Information Concerning Taxes                           17

Purchase of Shares                                                21

Selling Shares                                                    27

Shareholder Account Services and Privileges                       28

Execution of Portfolio Transactions                               30

General Information                                               31

Investment Results                                                32

Financial Statements                                              attached



   CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

TAX-EXEMPT SECURITIES

- Portion of the fund that must be in tax-exempt securities  80%
 (including securities subject to alternative minimum taxes)

DEBT SECURITIES

- Portion of the fund that must be in debt rated A or below 65%
- Portion of the fund that must be rated BBB/Baa or below 50%

MUNICIPAL BONDS

- Portion of the fund that must be in tax-exempt bonds (any debt 65% securities having initial maturities in excess of one year)

MATURITY

- Cash or high-quality taxable short-term securities up to one year 20% in maturity under normal market conditions

CONCENTRATION OF INVESTMENTS

- Municipal securities of the same project type issued by 25% non-governmental entities

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."

   DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

    There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years.

    The fund may invest in debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. High-yield, high-risk bonds are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.

    The fund may invest in bonds rated as low as C by Moody's or D by S&P. See the Appendix in the prospectus for a complete description of the bond ratings.

    Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

   SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be very sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

   PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. A high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

   MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the issuing authorities at the time of issuance.

 The two principal classifications of municipal bonds are general obligation and limited obligation, or revenue, bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

 Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

 Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.

MUNICIPAL LEASE OBLIGATIONS -- The fund may invest in municipal lease revenue obligations, some of which may be considered illiquid. The fund may purchase, without limitation, municipal lease revenue obligations that are determined to be liquid by Capital Research and Management Company. In determining whether these securities are liquid, Capital Research and Management Company will consider among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, frequency and volume of trading and number of dealers.

ZERO COUPON BONDS -- Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS -- From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.

   VARIABLE AND FLOATING RATE OBLIGATIONS -- The fund may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever interest rates change. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

 As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

   RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- Although the fund has no current intention to do so during the next 12 months, the fund may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

                          *            *            *

   CONCENTRATION OF INVESTMENTS -- The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the fund more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuation of the net asset value of shares of the fund also increases. The fund will not invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities.

   TEMPORARY INVESTMENTS -- The fund may invest in short-term municipal obligations of up to one year in maturity during periods of temporary defensive strategy resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are subject to the limitations described below).

LOANS OF PORTFOLIO SECURITIES -- Although the fund has no current intention to do so during the next 12 months, the fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33$% of the value of its total assets, taken at the time any such loan is made.

   SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAXES -- The fund may invest without limitation in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

PORTFOLIO MANAGEMENT -- In seeking to achieve the fund's objective, the Investment Adviser causes the fund to purchase securities which it believes represent the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term structure of interest rates, political developments, and variations in the supply of funds available for investment in the tax-exempt market relative to the demand for the funds placed upon it. These latter factors change continuously and should be met with a dynamic, responsive approach to the investment process. Some of the more important portfolio management techniques that are utilized by the Investment Adviser are set forth below.

ADJUSTMENT OF MATURITIES -- The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation. Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION -- Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY -- Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

 The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover will exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover over its lifetime.

                            INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or
(ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. These restrictions provide that the fund may not:

  1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. For the purpose of this restriction, the fund will regard each state, each political subdivision, agency or instrumentality of such state, each multi-state agency of which such state is a member, and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer;

  2. Invest in companies for the purpose of exercising control or management;

 3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

  6. Make loans in an aggregate amount in excess of 33$% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

 7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9. Pledge or hypothecate any of its assets, except in an amount up to one-third of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Invest in interests in oil, gas, or other mineral exploration or development programs (or leases);

 11. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

 12. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

 13. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

   NON-FUNDAMENTAL POLICIES -- The following policies may be changed by the Board of Directors:

    1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction
#6;

 2. The fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days), nor invest more than 5% of its net assets in restricted securities (excluding Rule 144A securities);

 3. The fund will not invest more than 15% of its total assets in the securities of issuers (excluding securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) which together with any predecessors have a record of less than three years continuous operation;

    4. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

    5. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

 For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

   FUND ORGANIZATION AND VOTING RIGHTS

 The fund is an open-end, diversified management investment company. It was organized as a Maryland corporation in 1994.

    All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

    The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose.
Shareholders have one vote per share owned. At the request of holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                          FUND OFFICERS AND DIRECTORS
                      Directors and Director Compensation


NAME,              POSITION         PRINCIPAL           AGGREGATE               TOTAL                  TOTAL
ADDRESS AND        WITH             OCCUPATION(S)       COMPENSATION            COMPENSATION           NUMBER
AGE                REGISTRANT       DURING              (INCLUDING              (INCLUDING             OF FUND
                                    PAST 5 YEARS        VOLUNTARILY             VOLUNTARILY            BOARDS ON
                                    (POSITIONS          DEFERRED                DEFERRED               WHICH
                                    WITHIN THE          COMPENSATION/1/)        COMPENSATION/1/)       DIRECTOR
                                    ORGANIZATIONS       FROM THE FUND           FROM ALL FUNDS         SERVES/2/
                                    LISTED MAY          DURING FISCAL           MANAGED BY
                                    HAVE                YEAR ENDED              CAPITAL RESEARCH
                                    CHANGED             JULY 31, 1998           AND
                                    DURING THIS                                 MANAGEMENT
                                    PERIOD)                                     COMPANY/2/ FOR
                                                                                THE YEAR ENDED
                                                                                JULY 31, 1998

 H. Frederick      Director         Private             $                       $                      19
Christie                            Investor.
 P.O. Box 144                       Former
 Palos Verdes                       President and
Estates, CA  90274                    Chief
Age:65                              Executive
                                    Officer, The
                                    Mission Group
                                    (non-utility
                                    holding
                                    Company,
                                    subsidiary of
                                    Southern
                                    California
                                    Edison
                                    Company)

+Don R.            Director         President           none/4/                 none/4/                12
 Conlan                             (retired),
Age: 62                             The Capital
                                    Group
                                    Companies,
                                    Inc.

 Diane C.          Director         CEO and             $                       $                      12
Creel                               President,
 100 W.                             The Earth
Broadway                            Technology
 Suite 5000                         Corporation
 Long Beach,                        (international consulting
CA 90802                            engineering)
 Age: 49

 Martin            Director         Chairman,           $                       $                      15
Fenton, Jr.                         Senior
4660 La                             Resource
Jolla                               Group
Village                             (management
Drive                              of senior
Suite 725                           living
                                    centers)
San Diego,
CA  92122
 Age: 63

 Leonard R.        Director         President,          $                       $                      12
Fuller                              Fuller &
 4337 Marina                        Company, Inc.
City Drive                          (financial
 Suite 841                          management
ETN                                 consulting
 Marina del                         firm)
Rey, CA
90292
 Age: 52

+*Abner D.         President,       Capital             none/4/                 none/4/                12
Goldstine          PEO and          Research and
 Age: 68           Director         Management
                                    Company,
                                    Senior Vice
                                    President
                                    and Director

+**Paul G.         Chairman         Capital             none/4/                 none/4/                14
Haaga, Jr.         of               Research and
 Age: 49           the Board        Management
                                    Company,
                                    Executive
                                    Vice
                                    President and
                                    Director

 Herbert           Director         Private             $                       $                      13
Hoover III                          Investor
1520 Circle
Drive
San Marino,
CA  91108
 Age: 70

 Richard G.        Director         Chairman,           $ /3/                   $                      13
Newman                              President and
 3250                               CEO,
Wilshire                            AECOM
Boulevard                           Technology
 Los Angeles,                       Corporation
CA 90010-1599                       (architectural
 Age: 63                            engineering)



+ Directors who are considered "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the Fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

   /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments whose shares may be owned only by tax-exempt organizations.

   /3/ Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors is as
follows:  H. Frederick Christie ($        ), Martin Fenton, Jr. ($        ),
Leonard R. Fuller ($       ), and Richard G. Newman ($        ) .  Amounts
deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/4/ Don R. Conlan, Paul G. Haaga, Jr. and Abner D. Goldstine are affiliated with the Investment Adviser and, accordingly, receive no compensation from the Fund.


                          OFFICERS
(with their principal occupations during the past five years)#


NAME AND ADDRESS                   AGE      POSITION(S) HELD     PRINCIPAL OCCUPATION(S) DURING
                                            WITH REGISTRANT      PAST 5 YEARS

Neil L. Langberg                   45       Senior Vice          Vice President - Investment Management
11100 Santa Monica Blvd.                    President            Group, Capital Research Company
Los Angeles, CA 90025

Michael J. Downer                  43       Vice President       Senior Vice President - Fund Business
333 South Hope Street                                            Management Group, Capital Research and
Los Angeles, CA 90071                                            Management Company

Mary C. Hall                       40       Vice President       Senior Vice President - Fund Business
135 South State College                                          Management Group, Capital Research and
Blvd.                                                            Management Company
Brea, CA 92821

Julie F. Williams                  50       Secretary            Vice President - Fund Business
333 South Hope Street                                            Management Group, Capital Research and
Los Angeles, CA 90071                                            Management Company

Anthony W. Hynes, Jr.              35       Treasurer            Vice President - Fund Business
135 South State College                                          Management Group, Capital Research and
Blvd.                                                            Management Company
Brea, CA 92821

Kimberly S. Verdick                33       Assistant            Assistant Vice President - Fund
333 South Hope Street                       Secretary            Business Management Group, Capital
Los Angeles, CA 90071                                            Research and Management Company

Todd L. Miller                     39       Assistant            Assistant Vice President - Fund
135 South State College                     Treasurer            Business Management Group, Capital
Blvd.                                                            Research and Management Company
Brea, CA 92821



# Positions within the organizations listed may have changed during this period

    No compensation is paid by the fund to any officer or Director who is a director or officer of the Investment Adviser. The fund pays annual fees of $900 to Directors who are not affiliated with the Investment Adviser, plus $200 for each Board of Directors meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Directors. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of July 1, 1998 the officers and Directors and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement"), between the fund and the Investment Adviser will continue in effect until May 31, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (I) the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940
Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

 The Investment Adviser receives a fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $300 million and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.32%, 0.35%, 0.38%, 0.41% and 0.44%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders, taxes; expenses of the issuance and redemption of shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.

    The Investment Adviser has agreed to bear any fund expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.90% of the fund's average net assets per annum, subject to reimbursement by the fund, during a period which will terminate at the earlier of (I) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or (ii) October 1, 2004. Each month, to the extent the fund owes money to the Investment Adviser pursuant to this provision of the Agreement and the fund's annualized expense ratio for the month is below 0.90%, the fund will reimburse the Investment Adviser until the fund's annualized expense ratio equals 0.90% or the debt is repaid, whichever comes first. During the period,
the Investment Adviser's total fees amounted to $         .

   PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the period ended July 31,
1998 amounted to  $          after allowance of $          to dealers.  During
the fiscal years ended 1997 and 1996, the Principal Underwriter received $345,000 and $348,000, after allowance of $1,424,000 and $1,467,000, respectively.

 As required by rule 12b-1 the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by a vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested persons" of the fund due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund shall be committed to the discretion of the directors who are not "interested persons" during the existence of the Plan. Plan expenditures are reviewed quarterly and must be renewed annually by the Board of Directors.

    Under the Plan the fund may expend up to 0.30% of its average net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is made. These include service fees for qualified dealers and dealers commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees).

    Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the period, the fund paid under the Plan as compensation to dealers. As of
July 31, 1998, accrued and unpaid distribution expenses were $      .

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer with adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                          DIVIDENDS AND DISTRIBUTIONS

    The fund declares dividends from its net investment income daily and distributes the accrued dividends to shareholders each month. The percentage of the distribution that is tax-exempt may vary from year to year. For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments, including any original issue discount or market premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.

    Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

    If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in the fund's prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

 The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts.) Such retirement plans would not gain any benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

 The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Under Subchapter M, if the fund distributes within specified times at least 90% of its taxable and tax-exempt net investment income, it will be taxed only on that portion, if any, which it retains.

    To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (I) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies) or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the fund's assets must consist of certain tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder in writing of the portion of the dividends paid by the fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry fund shares is not deductible for federal income tax purposes if the fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

 While the fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held fund shares. Such distributions will be designated as a capital gains distribution in a written notice, in the form of the fund's annual report, mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. If a shareholder receives a designated capital gain distribution (treated by the shareholder as a long-term capital gain) with respect to any fund share and such fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. The fund also may make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation.

 Similarly, while the fund does not expect to earn any significant investment company taxable income, in the event that any taxable income is earned by the fund it will be distributed. In general, the fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).

 The Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and upon other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. These provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

 In most cases, the interest on "private activity" bonds as defined under the Code is an item of tax preference subject to the alternative minimum tax ("AMT") on corporations and individuals. The fund may invest without limitation in "private activity" bonds. As of the date of this statement of additional information, individuals are subject to an AMT at a maximum marginal rate of 28% (20% on capital gains with respect to assets held more than 18 months) and corporations at a rate of 20%. Shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum tax income. With respect to corporate shareholders of the fund, all interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (I) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (I) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends- received deduction for corporations. Under normal circumstances, no part of the distributions to shareholders by the fund is expected to qualify for the dividends-received deduction allowed to corporate shareholders.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 As of the date of this statement of additional information, the maximum federal individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than 18 months is 20%; and on assets held more than one year and not more than 18 months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000. Naturally, the amount of tax payable by a taxpayer will be affected by a combination of tax law rules covering deductions, credits, deferrals, exemptions, sources of income and other matters.

 Under the Code, distributions of net investment income by the Fund to a resident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend paid by the fund is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply.


                               PURCHASE OF SHARES

METHOD                  INITIAL INVESTMENT                      ADDITIONAL INVESTMENTS

                        See "Investment Minimums and Fund       $50 minimum (except where a lower
                        Numbers" for initial investment         minimum is noted under "Investment
                        minimums.                               Minimums and Fund Numbers").

By contacting           Visit any investment dealer who         Mail directly to your investment
your                    is registered in the state where        dealer's address printed on your
investment              the purchase is made and who has        account statement.
dealer                  a sales agreement with American
                        Funds Distributors.

By mail                 Make your check payable to the          Fill out the account additions form
                        fund and mail to the address            at the bottom of a recent account
                        indicated on the account                statement, make your check payable to
                        application.  Please indicate an        the fund, write your account number
                        investment dealer on the account        on your check, and mail the check and
                        application.                            form in the envelope provided with
                                                                your account statement.

By telephone            Please contact your investment          Complete the "Investments by Phone"
                        dealer to open account, then            section on the account application or
                        follow the procedures for               American FundsLink Authorization
                        additional investments.                 Form.  Once you establish the
                                                                privilege, you, your financial
                                                                advisor or any person with your
                                                                account information can call American
                                                                FundsLine(r) and make investments by
                                                                telephone (subject to conditions
                                                                noted in "Telephone and Computer
                                                                Purchases, Redemptions and Exchanges"
                                                                below).

By computer             Please contact your investment          Complete the American FundsLink
                        dealer to open account, then            Authorization Form.  Once you
                        follow the procedures for               establish the privilege, you, your
                        additional investments.                 financial advisor or any person with
                                                                your account information may access
                                                                American FundsLine(r) on the Internet
                                                                and make investments by computer
                                                                (subject to conditions noted in
                                                                "Telephone and Computer Purchases,
                                                                Redemptions and Exchanges" below).

By wire                 Call 800/421-0180 to obtain your        Your bank should wire your additional
                        account number(s), if necessary.        investments in the same manner as
                        Please indicate an investment           described under "Initial Investment."
                        dealer on the account.  Instruct
                        your bank to wire funds to:
                        Wells Fargo Bank
                        155 Fifth Street
                        Sixth Floor
                        San Francisco, CA 94106
                        (ABA #121000248)
                        For credit to the account of:
                        American Funds Service Company
                        a/c #4600-076178
                        (fund name)
                        (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



 INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                       MINIMUM        FUND
                                                                           INITIAL        NUMBER
                                                                           INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                             02
                                                                           $1,000

American Balanced Fund(r)                                                                 11
                                                                           500

American Mutual Fund(r)                                                                   03
                                                                           250

Capital Income Builder(r)                                                                 12
                                                                           1,000

Capital World Growth and Income Fund(sm)                                                  33
                                                                           1,000

EuroPacific Growth Fund(r)                                                                16
                                                                           250

Fundamental Investors(sm)                                                                 10
                                                                           250

The Growth Fund of America(r)                                                             05
                                                                           1,000

The Income Fund of America(r)                                                             06
                                                                           1,000

The Investment Company of America(r)                                                      04
                                                                           250

The New Economy Fund(r)                                                                   14
                                                                           1,000

New Perspective Fund(r)                                                                   07
                                                                           250

SMALLCAP World Fund(sm)                                                                   35
                                                                           1,000

Washington Mutual Investors Fund(sm)                                                      01
                                                                           250

BOND FUNDS

American High-Income Municipal Bond Fund(sm)                                              40
                                                                           1,000

American High-Income Trust(r)                                                             21
                                                                           1,000

The Bond Fund of America(sm)                                                              08
                                                                           1,000

Capital World Bond Fund(r)                                                                31
                                                                           1,000

Intermediate Bond Fund of America(r)                                                      23
                                                                           1,000

Limited Term Tax-Exempt Bond Fund of America(sm)                                          43
                                                                           1,000

The Tax-Exempt Bond Fund of America(sm)                                                   19
                                                                           1,000

The Tax-Exempt Fund of California(r)*                                                     20
                                                                           1,000

The Tax-Exempt Fund of Maryland(r)*                                                       24
                                                                           1,000

The Tax-Exempt Fund of Virginia(r)*                                                       25
                                                                           1,000

U.S. Government Securities Fund(sm)                                                       22
                                                                           1,000

MONEY MARKET FUNDS

The Cash Management Trust of America(r)                                                   09
                                                                           2,500

The Tax-Exempt Money Fund of America(sm)                                                  39
                                                                           2,500

The U.S. Treasury Money Fund of America(sm)                                               49
                                                                           2,500

___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

    SALES CHARGES--The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                         SALES CHARGE AS                  DEALER
AT THE OFFERING PRICE                                      PERCENTAGE OF THE:                  CONCESSION
                                                                                            AS PERCENTAGE
                                                                                            OF THE
                                                                                            OFFERING
                                                                                            PRICE

                                                           NET AMOUNT        OFFERING
                                                           INVESTED          PRICE

STOCK AND STOCK/BOND FUNDS

Less than $50,000                                          6.10%
                                                                             5.75%          5.00%

$50,000 but less than $100,000                             4.71
                                                                             4.50           3.75

BOND FUNDS

Less than $25,000                                          4.99
                                                                             4.75           4.00

$25,000 but less than $50,000                              4.71
                                                                             4.50           3.75

$50,000 but less than $100,000                             4.17
                                                                             4.00           3.25

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000                            3.63
                                                                             3.50           2.75

$250,000 but less than $500,000                            2.56
                                                                             2.50           2.00

$500,000 but less than $1,000,000                          2.04
                                                                             2.00           1.60

$1,000,000 or more                                         none                             (see below)
                                                                             none


   PURCHASES NOT SUBJECT TO SALES CHARGES -- Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchase. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

    In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

   DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.


 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

   STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to use the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and capital gain distributions on these shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser must pay to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

    When the directors of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

   RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments, Inc. (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

   PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the fund's current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission.

 The price you pay for fund shares, the public offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) as set forth below each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company are valued, and the net asset value per share is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

  Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

  Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

  Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or by the fund. The fund will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Directors.

                                  SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
-- Over $50,000;
-- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application).
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 59-1/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) or American FundsLine OnLine(sm) (see "American FundsLine(r) and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Transfer Agent" below for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(sm). To use this service, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Redeeming Shares--Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(r) and American FundsLine OnLine(sm), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may reinstate them at any time also by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

   SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

REDEMPTION OF SHARES -- The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders of that series or Class, (determined, for this purpose only as the greater of the shareholder's cost or the current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gain distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

    The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

    Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund does not intend to pay a mark-up in exchange for research in connection with principal transactions.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.  It was paid a fee of $          for the fiscal
year ended July 31, 1998.

   INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in accounting and auditing.

   SHAREHOLDER VOTING RIGHTS -- At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any director when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

   REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on July 31. It provides shareholders at least semiannually with reports showing the investment portfolio, financial statements and other information audited annually by the fund's independent accountants, Pricewaterhouse Coopers LLP, whose selection is determined annually by the Board of Directors.

PERSONAL INVESTING POLICY -- The Investment Adviser and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; ; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the Fund.

 The financial statements including the investment portfolio and the report of independent accountants contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:


DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- JULY 31, 1998

Net asset value and redemption price per share
(Net assets divided by shares outstanding)                     $
Maximum offering price per share (100/95.25 of
per share net asset value, which takes into account
the fund's current maximum sales charge)                       $


                               INVESTMENT RESULTS
     The fund's yield is based on a 30-day (or one month) period ended July 31, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd + 1)/6/ -1]

Where: a = dividends and interest earned during the period.

 b = expenses accrued for the period (net of reimbursements).

 c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

 d = the maximum offering price per share on the last day of the period.

    The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The fund's tax equivalent yield based on the maximum individual effective federal tax rate of 39.6% for the 30-day (or
one month) period ended July 31, 1998 was        %.

 The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rate may differ from the yield.

    As of July 31, 1998, the fund's total return over the past twelve months
and average annual total return over its lifetime were    % and     %,
respectively. Over the fund's lifetime (September 26, 1994 to July 31, 1998) the Lehman Brothers Municipal Bond Index/1/ and the Lipper High Yield Municipal
Debt Funds Average/2/ had average annual total returns of       % and     %,
respectively.

 The fund's average annual total return ("T") will be computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a number of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/=ERV.

/1/ The Lehman Brothers Municipal Bond Index is unmanaged, reflects no expenses or management fees and consists of a large universe of municipal bonds issued as state general obligations or revenue bonds with a minimum rating of BBB by Standard & Poor's Corporation

/2/The Lipper High Yield Municipal Debt Funds Average is comprised of funds that invest at least 50% of their assets in lower rated municipal debt issues.

    In calculating average annual total return, the fund assumes: (1) deduction of the maximum sales load of 4.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for one, five and ten-year periods after such a period has elapsed.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

    The fund may also refer to results compiled by organizations such as Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services. Additionally, the fund may refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


                                     PART C
                AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                              OTHER INFORMATION

   ITEM 23.   EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(b) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(c) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(d) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(e) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Accountants (to be provided by amendment)
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(m) Previously filed (see Post-Effective Amendment No. 5 filed 9/29/97).
(n) EX-27 Financial Data Schedule (EDGAR).
(o) None



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.



ITEM 25.  INDEMNIFICATION.

  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custon Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

ITEM 25.  INDEMNIFICATION (CONTINUED)

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

 Registrant will comply with the indemnification requirements contained in the 1940 Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).
In addition, indemnification by the Corporation shall be consistent with the requirements of rule 484 under the Securities Act of 1933.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

   ITEM 27.   PRINCIPAL UNDERWRITERS.
  (A) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)             (1)                      (2)                             (3)

       Name and Principal               Positions and Offices            Positions and Offices
       Business Address                 with Underwriter                 with Registrant



       David L. Abzug                   Regional Vice President          None
       27304 Park Vista Road
       Agoura Hills, CA 91301



       John A. Agar                     Regional Vice President          None
       1501 N. University Drive,
       Suite 227A
       Little Rock, AR  72207



       Robert B. Aprison                Vice President                   None
       2983 Bryn Wood Drive
       Madison, WI 53711



S      Richard L. Armstrong             Assistant Vice President         None



L      William W. Bagnard               Vice President                   None



       Steven L. Barnes                 Senior Vice President            None

       5400 Mt. Meeker
       Boulder, CO 80301



B      Carl R. Bauer                    Assistant Vice President         None



       Michelle A. Bergeron             Vice President                   None
       4160 Gateswalk Drive
       Smyrna, GA  30080



       Joseph T. Blair                  Senior Vice President            None
       27 Drumlin Road
       West Simsbury, CT 06092







       John A. Blanchard                Regional Vice President          None
       6421 Aberdeen Road
       Mission Hills, KS  66208



       Ian B. Bodell                    Senior Vice President            None

       P.O. Box 1665
       Brentwood, TN 37024-1665



       Michael L. Brethower             Vice President                   None
       2320 N. Austin Avenue
       Georgetown, TX 78626



       C. Alan Brown                    Regional Vice President

       4129 Laclede Avenue                                               None
       St. Louis, MO  63108



L      Daniel C. Brown                  Senior Vice President            None



H      J. Peter Burns                   Vice President                   None



       Brian C. Casey                   Regional Vice President          None
       8002 Greentree Road
       Bethesda, MD  20817



       Victor C. Cassato                Senior Vice President            None

       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120



       Christopher J. Cassin            Senior Vice President            None
       111 W. Chicago Avenue,
       Suite G3
       Hinsdale, IL  60521



       Denise M. Cassin                 Vice President                   None
       1301 Stoney Creek Drive
       San Ramon, CA  94583



L      Larry P. Clemmensen              Director                         None



L      Kevin G. Clifford                Director,  President and         None
                                        Co-Chief Executive Officer

       Ruth M. Collier                  Vice President                   None
       145 West 67th Street, #12K
       New York, NY  10023



S      David Coolbaugh                  Assistant Vice President         None







       Thomas E. Cournoyer              Vice President                   None
       2333 Granada Boulevard
       Coral Gables, FL  33134



       Douglas A. Critchell                                                                     None

       Senior Vice President
       3521 Rittenhouse Street, N.W.
       Washington, D.C.  20015



L      Carl D. Cutting                  Vice President                   None



       Daniel J. Delianedis             Regional Vice President          None

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella               Vice President                   None
       P.O. Box 661
       Ramsey, NJ  07446



       G. Michael Dill                  Senior Vice President            None
       505 E. Main Street
       Jenks, OK  74037



       Kirk D. Dodge                    Senior Vice President            None

       633 Menlo Avenue, Suite 210
       Menlo Park, CA 94025



       Peter J. Doran                   Senior Vice President            None
       1205 Franklin Avenue
       Garden City, NY 11530



L      Michael J. Downer                Secretary                        Vice President



       Robert W. Durbin                 Vice President                   None
       74 Sunny Lane
       Tiffin, OH 44883



I      Lloyd G. Edwards                 Senior Vice President            None



L      Paul H. Fieberg                  Senior Vice President            None



       John Fodor                        Vice President                  None
       15 Latisquama Road
       Southborough, MA  01772



L      Mark P. Freeman, Jr.             Director,                        None







       Clyde E. Gardner                 Senior Vice President            None
       Route 2, Box 3162
       Osage Beach, MO 65065



B      Evelyn K. Glassford              Vice President                   None



       Jeffrey J. Greiner               Vice President                   None

       12210 Taylor Road
       Plain City, OH 43064



L      Paul G. Haaga, Jr.               Director                         Chairman of the Board



B      Mariellen Hamann                 Assistant Vice President         None

       David E. Harper                  Senior Vice President            None
       R.D. 1, Box 210, Rte. 519
       Frenchtown, NJ 08825



       Ronald R. Hulsey                 Vice President                   None
       6744 Avalon
       Dallas, TX 75214



       Robert S. Irish                  Regional Vice President          None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483



L      Robert L. Johansen               Vice President                   None



       Michael J. Johnston              Director                         None

       630 Fifth Ave., 36th Floor

       New York, NY 10111-0121



B      Damien M. Jordan                 Vice President                   None



       V. John Kriss                    Senior Vice President            None
       P.O. Box 274
       Surfside, CA  90743



       Arthur J. Levine                 Vice President                   None
       12558 Highlands Place
       Fishers, IN 46038



B      Karl A. Lewis                    Assistant Vice President         None



       T. Blake Liberty                 Regional Vice President          None

       5506 East Mineral Lane
       Littleton, CO 80122



L      Lorin E. Liesy                   Assistant Vice President         None



L      Susan G. Lindgren                Vice President -                 None
                                        Institutional Investment
                                        Services



S      Stella Lopez                     Vice President                   None



LW     Robert W. Lovelace               Director                         None



       Stephen A. Malbasa                Vice President                  None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110



       Steven M. Markel                 Senior Vice President            None
       5241 South Race Street
       Littleton, CO  80121

L      J. Clifton Massar                Director, Senior Vice            None
                                        President



L      E. Lee McClennahan               Senior Vice President            None



L      James R. McCrary                 Assistant Vice President         None



S      John V. McLaughlin               Senior Vice President            None



       Terry W. McNabb                  Vice President                   None
       2002 Barrett Station Road
       St. Louis, MO 63131



L      R. William Melinat               Vice President -                 None
                                        Institutional
                                        Investment Services



       David R. Murray                                                                           None

       Vice President
       60 Briant Drive
       Sudbury, MA 01776



       Stephen S. Nelson                Vice President                   None

       P. O. Box 470528
       Charlotte, NC 28247-0528

       William E. Noe                   Regional Vice President          None
       304 River Oaks Road
       Brentwood, TN  37027



       Peter A. Nyhus                   Regional Vice President          None
       3084 Wilds Ridge Court
       Prior Lake, MN 55372



       Eric P. Olson                    Regional Vice President          None
       62 Park Drive
       Glenview, IL 60025



       Frederic Phillips                                                                          None

        Vice President
       175 Highland Avenue
       Needham, MA 02194



B      Candance D. Pilgrim              Assistant Vice President         None



       Carl S. Platou                   Regional Vice President          None
       4021 96th Avenue, S.E.
       Mercer Island, WA 98040



L      John O. Post, Jr.                Vice President                   None

S      Richard P. Prior                 Assistant Vice President         None



       Steven J. Reitman                Vice President                   None
       212 The Lane
       Hinsdale, IL  60521



       Brian A. Roberts                 Vice President                   None
       P.O. Box 472245
       Charlotte, NC 28247



       George S. Ross                   Senior Vice President            None
       55 Madison Avenue
       Morristown, NJ 07960



L      Julie D. Roth                    Vice President                   None



L      James F. Rothenberg              Director                         None



       Douglas F. Rowe                  Regional Vice President          None

       30008 Oakland Hills Drive
       Georgetown, TX 78628



       Christopher S. Rowey             Regional Vice President          None

       9417 Beverlywood Street

       Los Angeles, CA 90034



       Dean B. Rydquist                 Vice President                   None
       1080 Bay Pointe Crossing
       Alpharetta, GA 30005







       Richard R. Samson                Vice President                   None

       4604 Glencoe Avenue, #4
       Marina del Rey, CA 90292



       Joseph D. Scarpitti              Regional Vice President          None
       31465 St. Andrews
       Westlake, OH  44145



L      R. Michael Shanahan              Director                         None

       David W. Short                   Director, Chairman of the Board and Co-Chief Executive Officer   None

       11 Chestnut Lane
       Cheswick, PA15024

       William P. Simon, Jr.            Senior Vice President            None
       554 Canterbury Lane
       Berwyn, PA 19312



L      John C. Smith                    Assistant Vice President -       None
                                        Institutional Investment
                                        Services



       Rodney G. Smith                  Vice President                   None

       100 N. Central Expressway, Suite 1214
       Richardson, TX 75080



       Nicholas D. Spadaccini           Regional Vice President          None
       855 Markley Woods Way
       Cincinnati, OH 45230



L      Kristen J. Spazafumo             Assistant Vice President         None



       Daniel S. Spradling              Senior Vice President            None

       181 Second Avenue, Suite 228
       San Mateo, CA  94401



B      Max D. Stites                    Vice President                   None



       Thomas A. Stout                  Regional Vice President          None

       3919 Whooping Crane Circle
       Virginia Beach, VA 23455



       Craig R. Strauser                Regional Vice President          None

       3 Dover Way
       Lake Oswego, OR 97034







       Francis N. Strazzeri             Vice President                   None
       31641 Saddletree Drive
       Westlake Village, CA 91361



L      Drew W. Taylor                   Assistant Vice President         None



S      James P. Toomey                  Vice President                   None

I      Christopher E. Trede             Vice President                   None



       George F. Truesdail              Vice President                   None
       400 Abbotsford Court
       Charlotte, NC 28270



       Scott W. Ursin-Smith             Regional Vice President          None

       60 Reedland Woods Way
       Tiburon, CA 94920

L      David M. Ward                    Vice President -                 None
                                        Institutional Investment
                                        Services



       Thomas E. Warren                 Regional Vice President          None

       119 Faubel Street
       Sarasota, FL 34242



L      J. Kelly Webb                    Senior Vice President, Treasurer      None



       Gregory J. Weimer                Vice President                   None
       206 Hardwood Drive
       Venetia, PA  15367



B      Timothy W. Weiss                 Director                         None



       N. Dexter Williams               Senior Vice President            None

       P.O. Box 2200

       Danville, CA 94526



       Timothy J. Wilson                Regional Vice President          None
       113 Farmview Place
       Venetia, PA  15367



B      Laura Wimberly                   Vice President                   None



H      Marshall D. Wingo                Director, Senior Vice            None
                                        President



L      Robert L. Winston                Director, Senior Vice            None
                                        President





       Laurie B. Wood                   Regional Vice President          None

       3500 W. Camino de Urania
       Tucson, AZ 85741



       William R. Yost                  Regional Vice President          None
       9320 Overlook Trail
       Eden Prairie, MN  55347



       Janet M. Young                   Regional Vice President          None
       1616 Vermont
       Houston, TX  77006



       Scott D. Zambon                  Regional Vice President          None
       320 Robinson Drive
       Tustin Ranch, CA  92782


_______________________



L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW   Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles,
CA 90025
B Business Address, 135 South State College Blvd., Brea, CA  92821
S Business Address, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230
H  Business Address, 5300 Robin Hood Road, Norfolk, VA  23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN  46240

 (c)  None.



ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 8000 IH-10 West, Suite 1400, San Antonio, TX 78230 and 5300 Robin Hood Road, Norfolk, VA 23514.

  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

   ITEM 29. MANAGEMENT SERVICES.

  None.



ITEM 30. UNDERTAKINGS.
  n/a

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of July, 1998.

  AMERICAN HIGH-INCOME MUNICIPAL
   BOND FUND, INC.
   By/s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on July 27, 1998, by the following persons in the capacities indicated.

         SIGNATURE                                      TITLE



(1)      Principal Executive Officer:

         /s/ Abner D. Goldstine                         President and
                                                        Director
            (Abner D. Goldstine)


(2)      Principal Financial Officer
         and Principal Accounting Officer:

         /s/ Anthony W. Hynes, Jr.                      Treasurer
            (Anthony W. Hynes, Jr.)


(3)      Directors:

         H. Frederick Christie*                         Director
         Don R. Conlan*                                 Director
         Diane C. Creel*                                Director
         Martin Fenton, Jr.*                            Director
         Leonard R. Fuller*                             Director

         /s/ Abner D. Goldstine                         President and
                                                        Director
            (Abner D. Goldstine)

         /s/ Paul G. Haaga, Jr.                         Chairman and
                                                        Director
            (Paul G. Haaga, Jr.

         Herbert Hoover III*                            Director
         Richard G. Newman*                             Director

*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact